SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Outstanding
Number of options	4,702,920
Exercisable
Number of options	1,265,300
$7.65 [Member]
Outstanding
Number of options	60,350
Weighted average remaining contractual life (years)	3 months
Weighted average exercise price	$ 7.65
Exercisable
Number of options	60,350
Weighted average exercise price	$ 7.65
$11.94-14.47 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 11.94
Ranges of exercise price, Upper limit	$ 14.47
Number of options	1,861,533
Weighted average remaining contractual life (years)	3 years 3 months 25 days
Weighted average exercise price	$ 13.58
Exercisable
Number of options	334,200
Weighted average exercise price	$ 12.19
$15.09-19.30 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 15.09
Ranges of exercise price, Upper limit	$ 19.30
Number of options	2,781,037
Weighted average remaining contractual life (years)	3 years 2 months 16 days
Weighted average exercise price	$ 17.03
Exercisable
Number of options	870,750
Weighted average exercise price	$ 17.41